Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8.   Inventories

At December 31, 2020 and December 31, 2019, inventories consisted of the following:

Inventories

in € THOUS

	2020	2019

Finished goods	1,088,311	940,407
Health care supplies	473,164	399,585
Raw materials and purchased components	232,422	227,654
Work in process	101,413	95,632
Inventories	1,895,310	1,663,278

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €359,709 of materials, of which €196,770 is committed at December 31, 2020 for 2021. The terms of these agreements run 1 to 5 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 5.

Allowances on inventories amounted to €61,256 and €69,427 for the years ended December 31, 2020 and 2019, respectively.